Earnings Per Share - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Earnings Per Share [Abstract]
Anti‑dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share | shares	16,644,000	18,044,000	18,969,000
Dividends declared ordinary shares | $	$ 0
Dividends paid ordinary shares | $	$ 0
Outstanding options exercisable | shares	11,394,000	18,044,000	9,905,000